New Century Capital Portfolio
PORTFOLIO SUMMARIES NEW CENTURY CAPITAL PORTFOLIO
Investment Objective.
The investment objective of the Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Century Capital Portfolio New Century Capital Portfolio Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Century Capital Portfolio New Century Capital Portfolio Shares
Management Fees		1.00%
Distribution (12b-1) Fees		0.24%
Other Expenses		0.22%
Acquired Fund Fees and Expenses		0.54%
Total Annual Fund Operating Expenses	[1]	2.00%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
New Century Capital Portfolio New Century Capital Portfolio Shares	203	627	1,077	2,326

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 7% of the average value of its Portfolio.

Principal Investment Strategies.

The Capital Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including exchange traded funds (“ETFs”), that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks and bonds (domestic and foreign).

The Capital Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the equity markets. For example, the Capital Portfolio may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization, aggressive, and foreign equities. The Capital Portfolio uses a flexible approach in selecting investments and is not limited by an underlying fund’s investment style (such as growth or value) or its market capitalization range (such as small, middle or large capitalization companies).

Principal Investment Risks.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security (“underlying fund”) in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying fund can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of an underlying fund decreases, the Portfolio’s value decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The underlying funds in which the Portfolio invests, as well as the Portfolio itself may invest in small and mid-capitalization companies, which generally have higher potential risks than large capitalization companies. Small and mid-capitalization companies may be more volatile than, and fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolios’ Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, referred to as Acquired Fund Fees and Expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to a broader index measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (2Q ‘09) and the lowest return for a calendar quarter was -20.94% (4Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns New Century Capital Portfolio	1 Year	5 Years	10 Years
New Century Capital Portfolio Shares	12.32%	(0.50%)	6.64%
New Century Capital Portfolio Shares - Return After Taxes on Distributions	11.53%	(0.68%)	6.46%
New Century Capital Portfolio Shares - Return After Taxes on Distributions and Sale of Fund Shares	9.07%	(0.43%)	5.85%
S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Balanced Portfolio
NEW CENTURY BALANCED PORTFOLIO
Investment Objective.
The investment objective of the Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Century Balanced Portfolio New Century Balanced Portfolio Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Century Balanced Portfolio New Century Balanced Portfolio Shares
Management Fees		1.00%
Distribution (12b-1) Fees		0.20%
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.58%
Total Annual Fund Operating Expenses	[1]	2.03%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
New Century Balanced Portfolio New Century Balanced Portfolio Shares	206	637	1,095	2,361

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 13% of the average value of its Portfolio.

Principal Investment Strategies.

The Balanced Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), that are economically tied to any countries or markets throughout the world, including those of companies economically tied to emerging markets, fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign), or in a composite of such securities.

The Balanced Portfolio will use a variety of investment techniques designed to generate dividends (including dividends of funds in which the Balanced Portfolio invests that are derived from interest), interest, and other income. The Balanced Portfolio will diversify its equity and fixed income investments by investing primarily in investment companies that focus on different segments of the equity and fixed income markets. For example, the portion of the Balanced Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and foreign equities. The portion of the Balanced Portfolio that is invested in fixed income securities may be invested in investment companies that emphasize domestic, high-yield (including lower rated) and foreign fixed income securities. The Balanced Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

The Balanced Portfolio will maintain at least 25% of its assets in fixed income investments by selecting underlying funds that invest in such securities.

Principal Investment Risks.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying funds can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of an underlying fund decreases, the Portfolio’s value decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, middle, or large capitalization market value. The underlying funds in which the Portfolio invests, as well as the Portfolio itself, may invest in small and mid-capitalization companies, which generally have higher potential risks than large capitalization companies. Small and mid-capitalization companies may be more volatile than, and fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolios’ Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, referred to as Acquired Fund Fees and Expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities such as debt securities. Debt securities will increase or decrease in value based on changes in interest rates, among other factors. The Portfolio will also be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities. Certain debt securities may be subject to maturity risk. More information about these risks is provided below:

• Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead may be sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

• Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. Distressed securities are more susceptible to credit risk than investment-grade securities, which may be especially true during periods of economic uncertainty or during economic downturns.

• Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to changes in interest rates. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with a shorter average maturity.

Convertible Securities Risk. The Portfolio may invest in investment companies that invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Blended Index shown below is an unmanaged, hybrid index comprised of 60% of the S&P 500® Composite Index and 40% of the Barclays U.S. Intermediate Government/Credit Bond Index. The Blended Index, which consists of a mixture of both equity securities and fixed income securities, provides an appropriate comparison to the Portfolio’s blend of securities and is more closely aligned with the Portfolio’s investment objectives.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.00% (2Q ‘09) and the lowest return for a calendar quarter was -11.92% (4Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns New Century Balanced Portfolio	1 Year	5 Years	10 Years
New Century Balanced Portfolio Shares	11.26%	1.67%	6.16%
New Century Balanced Portfolio Shares - Return After Taxes on Distributions	10.98%	1.33%	5.70%
New Century Balanced Portfolio Shares - Return After Taxes on Distributions and Sale of Fund Shares	7.51%	1.28%	5.23%
S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)	16.00%	1.66%	7.10%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	3.89%	5.18%	4.62%
Blended Index (60% S&P 500 Composite Index and 40% Barclays U.S. Intermediate Government/Credit Bond Index) (reflects no deduction of fees, expenses or taxes)	11.01%	4.70%	6.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century International Portfolio
NEW CENTURY INTERNATIONAL PORTFOLIO
Investment Objective.
The investment objective of the International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Century International Portfolio New Century International Portfolio Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Century International Portfolio New Century International Portfolio Shares
Management Fees		1.00%
Distribution (12b-1) Fees		0.23%
Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.68%
Total Annual Fund Operating Expenses	[1]	2.18%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
New Century International Portfolio New Century International Portfolio Shares	221	683	1,172	2,518

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 4% of the average value of its Portfolio.

Principal Investment Strategies.

The International Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, which emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks, but with a focus on securities in foreign and emerging markets, and with less emphasis on securities in domestic markets.

The International Portfolio will select for its portfolio investment companies that emphasize investment in securities of issuers that are located outside the U.S. The International Portfolio, through its investments in underlying funds, will have exposure to the securities of issuers located in at least three different countries outside of the U.S. The International Portfolio will select investment companies with investment strategies that may benefit from growing markets, new products, increasing market share, growth of dividends, interest, or other income. In selecting such investment companies, the International Portfolio may consider the opportunity for such an investment company to produce current income through its investments.

The International Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the foreign and domestic equity markets. For example, the portion of the International Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and aggressive equities. “Small-capitalization” refers to underlying funds that invest in the securities of issuers with a total market capitalization of less than $1 billion. The International Portfolio may also invest in investment companies that focus on different segments of the foreign and domestic debt markets.

As a general rule, the underlying funds in which the International Portfolio invests in will invest at least 65%, and may invest up to 100%, of their assets in securities of foreign issuers.

Principal Investment Risks.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying fund can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of an underlying fund decreases, the Portfolio’s value decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The underlying funds in which the Portfolio invests, as well as the Portfolio itself, may invest in small and mid-capitalization companies, which generally have higher potential risks than large capitalization companies. Small and mid-capitalization companies may be more volatile than, and fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolios’ Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, referred to as Acquired Fund Fees and Expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The Portfolio will primarily invest in international mutual funds that invest predominantly in foreign securities. The foreign securities in which an underlying fund may invest can include securities from emerging markets and securities located within a particular country or region. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest primarily in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The MSCI EAFE Index, as shown below, is an appropriate comparison to the Portfolio since it is a widely recognized benchmark of the world’s stock market, excluding the United States. Further, the MSCI EAFE Index coincides closely to the Portfolio’s investment objective of capital growth through exposure to foreign markets.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.56% (2Q ‘09) and the lowest return for a calendar quarter was -21.52% (3Q ‘11).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns New Century International Portfolio	1 Year	5 Years	10 Years
New Century International Portfolio Shares	15.43%	(3.22%)	9.87%
New Century International Portfolio Shares - Return After Taxes on Distributions	15.24%	(3.34%)	9.61%
New Century International Portfolio Shares - Return After Taxes on Distributions and Sale of Fund Shares	10.28%	(2.73%)	8.81%
S&P 500 Composite Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%
MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)	17.32%	(3.69%)	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Alternative Strategies Portfolio
NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
Investment Objective.
The investment objective of the Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Century Alternative Strategies Portfolio New Century Alternative Strategies Portfolio Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Century Alternative Strategies Portfolio New Century Alternative Strategies Portfolio Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.16%
Other Expenses		0.20%
Acquired Fund Fees and Expenses		1.15%
Total Annual Fund Operating Expenses	[1]	2.26%
[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.

Expense Example.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
New Century Alternative Strategies Portfolio New Century Alternative Strategies Portfolio Shares	229	706	1,210	2,595

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 32% of the average value of its Portfolio.

Principal Investment Strategies.

The Alternative Strategies Portfolio seeks to achieve these objectives by investing primarily in shares of registered investment companies, including ETFs, and closed-end funds. The investment companies that the Alternative Strategies Portfolio will invest in are those that emphasize alternative strategies and which have low correlations to the securities in the S&P 500® Composite Index, such as funds that sell equity securities long and short, employ global macro investment strategies, employ asset allocation strategies, employ merger arbitrage and convertible arbitrage strategies, option-hedged and managed futures strategies, invest in distressed securities, invest in the natural resources sector and invest in real estate investment trusts (“REITs”).

In addition to employing alternative strategies such as those described above, the underlying funds invest in equities such as common stocks, preferred stocks, securities convertible into stocks (domestic and foreign) or underlying funds that short stocks; in fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); in exchange traded notes; structured notes; or in a composite of the aforementioned securities. The Alternative Strategies Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

Principal Investment Risks.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying fund can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Investment Company, Closed-End Fund and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolios’ Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to NAV, which may affect the Portfolio’s ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Long/Short Selling Risk. The Portfolio may invest in underlying funds that take long and short positions in different securities, and may invest in such underlying funds as a part of its principal investment strategy. There are risks involved with selling securities short. The underlying fund may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover short positions. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The underlying fund may be required to pay a premium, dividend or interest.

Convertible Securities Risk. The Portfolio may invest in investment companies that invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Merger Arbitrage Risk. The Alternative Strategies Portfolio may invest in underlying funds that use a merger arbitrage investment strategy. The principal risk involved with merger arbitrage investments is the possibility that proposed reorganizations may be renegotiated or terminated, which could result in a loss.

Natural Resources Risk. The Portfolio may invest in investment companies that invest primarily in the natural resources sector, and may invest in such underlying funds as a part of its principal investment strategy. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For example, events in nature, such as earthquakes or fires in prime resource areas, and political events, such as coups or military confrontations, can affect the overall supply of a natural resource and thereby affect the value of companies involved in that natural resource.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates; will be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities. Certain debt securities may be subject to maturity risk. Fixed income securities subject the Portfolio to additional risks as noted below:

• Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead are sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

• Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to interest rate changes. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with a shorter average maturity.

• Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. Distressed securities are more susceptible to credit risk than investment-grade securities, which may be especially true during periods of economic uncertainty or during economic downturns.

• Distressed Companies Risk: The Portfolio may invest in investment companies concentrated in distressed companies. Distressed companies are those that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. The risk associated with investing in distressed companies is that a merger or other restructuring, or a tender or exchange offer, that was proposed or pending at the time the Fund invested in the distressed company may not be executed with the terms or within the time frame anticipated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Futures and Options Risk. The Portfolio may invest in investment companies invested in managed futures and options. An underlying fund may use derivatives such as options on stock or bond indices, financial and currency futures contracts and related options, and currency options. There is no guarantee such strategies will work. An underlying fund’s use of derivates may magnify losses on those investments, as well as risk to that fund that it would not have been subject to if it invested directly in securities, commodities or currencies underlying those derivatives. In addition, exposure to commodity markets may subject the fund to greater volatility than investments in traditional securities.

Real Estate Risk. REITs, although not direct investments in real estate, are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors including economic conditions, the demand for rental property and changes in interest rates. The Portfolio is currently authorized to invest up to 5% of its total assets directly in REITs.

Performance.

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Hedge Fund Research, Inc. Fund of Funds Diversified Index (“HFRI”) shown below is an equally weighted performance index of hedge fund of funds which invest in a variety of strategies among multiple managers. The HFRI Index is a better comparison than the Blended Index since the Portfolio invests in multiple mutual funds, ETFs and structured notes within nine investment categories similar to those utilized in hedge funds.

Average Annual Total Returns, years ended 12/31

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.34% (2Q ‘09) and the lowest return for a calendar quarter was -13.31% (4Q ‘08).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns New Century Alternative Strategies Portfolio	1 Year	5 Years	10 Years
New Century Alternative Strategies Portfolio Shares	8.03%	0.59%	5.72%
New Century Alternative Strategies Portfolio Shares - Return After Taxes on Distributions	7.91%	0.17%	5.03%
New Century Alternative Strategies Portfolio Shares - Return After Taxes on Distributions and Sale of Fund Shares	5.32%	0.29%	4.69%
S&P 500 Composite Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	3.89%	5.18%	4.62%
Hedge Fund Research, Inc. Index (reflects no deduction of fees, expenses or taxes)	5.35%	(1.41%)	3.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	NEW CENTURY PORTFOLIOS
CIK	dei_EntityCentralIndexKey	0000838802
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 26, 2013
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
New Century Capital Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	PORTFOLIO SUMMARIES NEW CENTURY CAPITAL PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Capital Portfolio is to provide capital growth,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with a secondary objective to provide income, while managing risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Portfolio Fees and Expenses.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 7% of the average value of its Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Capital Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including exchange traded funds (“ETFs”), that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks and bonds (domestic and foreign).

The Capital Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the equity markets. For example, the Capital Portfolio may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization, aggressive, and foreign equities. The Capital Portfolio uses a flexible approach in selecting investments and is not limited by an underlying fund’s investment style (such as growth or value) or its market capitalization range (such as small, middle or large capitalization companies).

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security (“underlying fund”) in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying fund can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of an underlying fund decreases, the Portfolio’s value decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The underlying funds in which the Portfolio invests, as well as the Portfolio itself may invest in small and mid-capitalization companies, which generally have higher potential risks than large capitalization companies. Small and mid-capitalization companies may be more volatile than, and fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolios’ Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, referred to as Acquired Fund Fees and Expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to a broader index measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 639-0102
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.newcenturyportfolios.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns, years ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 15.74% (2Q ‘09) and the lowest return for a calendar quarter was -20.94% (4Q ‘08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.94%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Capital Portfolio | S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
New Century Capital Portfolio | New Century Capital Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCCPX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	627
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,077
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,326
2003	rr_AnnualReturn2003	29.38%
2004	rr_AnnualReturn2004	12.78%
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	13.50%
2007	rr_AnnualReturn2007	9.34%
2008	rr_AnnualReturn2008	(39.02%)
2009	rr_AnnualReturn2009	26.74%
2010	rr_AnnualReturn2010	15.12%
2011	rr_AnnualReturn2011	(2.42%)
2012	rr_AnnualReturn2012	12.32%
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
10 Years	rr_AverageAnnualReturnYear10	6.64%
New Century Capital Portfolio | New Century Capital Portfolio Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.53%
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
10 Years	rr_AverageAnnualReturnYear10	6.46%
New Century Capital Portfolio | New Century Capital Portfolio Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.07%
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
10 Years	rr_AverageAnnualReturnYear10	5.85%
New Century Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	NEW CENTURY BALANCED PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Balanced Portfolio is to provide income,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with a secondary objective to provide capital growth, while managing risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Portfolio Fees and Expenses.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 13% of the average value of its Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Balanced Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity securities such as common stocks, preferred stocks or securities convertible into stocks (domestic and foreign), that are economically tied to any countries or markets throughout the world, including those of companies economically tied to emerging markets, fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign), or in a composite of such securities.

The Balanced Portfolio will use a variety of investment techniques designed to generate dividends (including dividends of funds in which the Balanced Portfolio invests that are derived from interest), interest, and other income. The Balanced Portfolio will diversify its equity and fixed income investments by investing primarily in investment companies that focus on different segments of the equity and fixed income markets. For example, the portion of the Balanced Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and foreign equities. The portion of the Balanced Portfolio that is invested in fixed income securities may be invested in investment companies that emphasize domestic, high-yield (including lower rated) and foreign fixed income securities. The Balanced Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

The Balanced Portfolio will maintain at least 25% of its assets in fixed income investments by selecting underlying funds that invest in such securities.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying funds can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of an underlying fund decreases, the Portfolio’s value decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, middle, or large capitalization market value. The underlying funds in which the Portfolio invests, as well as the Portfolio itself, may invest in small and mid-capitalization companies, which generally have higher potential risks than large capitalization companies. Small and mid-capitalization companies may be more volatile than, and fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolios’ Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, referred to as Acquired Fund Fees and Expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities such as debt securities. Debt securities will increase or decrease in value based on changes in interest rates, among other factors. The Portfolio will also be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities. Certain debt securities may be subject to maturity risk. More information about these risks is provided below:

• Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead may be sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

• Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. Distressed securities are more susceptible to credit risk than investment-grade securities, which may be especially true during periods of economic uncertainty or during economic downturns.

• Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to changes in interest rates. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with a shorter average maturity.

Convertible Securities Risk. The Portfolio may invest in investment companies that invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

May Lose Money	rr_RiskLoseMoney	The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Blended Index shown below is an unmanaged, hybrid index comprised of 60% of the S&P 500® Composite Index and 40% of the Barclays U.S. Intermediate Government/Credit Bond Index. The Blended Index, which consists of a mixture of both equity securities and fixed income securities, provides an appropriate comparison to the Portfolio’s blend of securities and is more closely aligned with the Portfolio’s investment objectives.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 639-0102
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.newcenturyportfolios.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns, years ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 11.00% (2Q ‘09) and the lowest return for a calendar quarter was -11.92% (4Q ‘08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.92%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Balanced Portfolio | S&P 500 Composite Index (reflects no deduction of fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
New Century Balanced Portfolio | Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
New Century Balanced Portfolio | Blended Index (60% S&P 500 Composite Index and 40% Barclays U.S. Intermediate Government/Credit Bond Index) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.01%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	6.87%
New Century Balanced Portfolio | New Century Balanced Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCIPX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	206
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	637
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,095
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,361
2003	rr_AnnualReturn2003	22.94%
2004	rr_AnnualReturn2004	9.80%
2005	rr_AnnualReturn2005	4.94%
2006	rr_AnnualReturn2006	12.12%
2007	rr_AnnualReturn2007	5.40%
2008	rr_AnnualReturn2008	(26.13%)
2009	rr_AnnualReturn2009	19.33%
2010	rr_AnnualReturn2010	11.38%
2011	rr_AnnualReturn2011	(0.55%)
2012	rr_AnnualReturn2012	11.26%
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	6.16%
New Century Balanced Portfolio | New Century Balanced Portfolio Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.98%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	5.70%
New Century Balanced Portfolio | New Century Balanced Portfolio Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	5.23%
New Century International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	NEW CENTURY INTERNATIONAL PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the International Portfolio is to provide capital growth,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with a secondary objective to provide income, while managing risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Portfolio Fees and Expenses.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 4% of the average value of its Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The International Portfolio seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including ETFs, which emphasize investments in equities such as common stocks, preferred stocks or securities convertible into stocks, but with a focus on securities in foreign and emerging markets, and with less emphasis on securities in domestic markets.

The International Portfolio will select for its portfolio investment companies that emphasize investment in securities of issuers that are located outside the U.S. The International Portfolio, through its investments in underlying funds, will have exposure to the securities of issuers located in at least three different countries outside of the U.S. The International Portfolio will select investment companies with investment strategies that may benefit from growing markets, new products, increasing market share, growth of dividends, interest, or other income. In selecting such investment companies, the International Portfolio may consider the opportunity for such an investment company to produce current income through its investments.

The International Portfolio will diversify its equity investments by investing primarily in investment companies that focus on different segments of the foreign and domestic equity markets. For example, the portion of the International Portfolio that is invested in equities may be invested in investment companies that emphasize growth, growth and income, equity income, small-capitalization and aggressive equities. “Small-capitalization” refers to underlying funds that invest in the securities of issuers with a total market capitalization of less than $1 billion. The International Portfolio may also invest in investment companies that focus on different segments of the foreign and domestic debt markets.

As a general rule, the underlying funds in which the International Portfolio invests in will invest at least 65%, and may invest up to 100%, of their assets in securities of foreign issuers.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying fund can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Equity Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of an underlying fund decreases, the Portfolio’s value decreases.

Market Capitalization Risk. Investment companies may be categorized as having a small, medium, or large capitalization market value. The underlying funds in which the Portfolio invests, as well as the Portfolio itself, may invest in small and mid-capitalization companies, which generally have higher potential risks than large capitalization companies. Small and mid-capitalization companies may be more volatile than, and fluctuate independently of, broad stock market indices such as the S&P 500® Composite Index.

Investment Company and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolios’ Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, referred to as Acquired Fund Fees and Expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The Portfolio will primarily invest in international mutual funds that invest predominantly in foreign securities. The foreign securities in which an underlying fund may invest can include securities from emerging markets and securities located within a particular country or region. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest primarily in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The MSCI EAFE Index, as shown below, is an appropriate comparison to the Portfolio since it is a widely recognized benchmark of the world’s stock market, excluding the United States. Further, the MSCI EAFE Index coincides closely to the Portfolio’s investment objective of capital growth through exposure to foreign markets.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 639-0102
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.newcenturyportfolios.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns, years ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 23.56% (2Q ‘09) and the lowest return for a calendar quarter was -21.52% (3Q ‘11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.52%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century International Portfolio | S&P 500 Composite Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
New Century International Portfolio | MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
New Century International Portfolio | New Century International Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCFPX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	221
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	683
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,172
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,518
2003	rr_AnnualReturn2003	42.32%
2004	rr_AnnualReturn2004	19.42%
2005	rr_AnnualReturn2005	20.08%
2006	rr_AnnualReturn2006	25.33%
2007	rr_AnnualReturn2007	18.11%
2008	rr_AnnualReturn2008	(43.68%)
2009	rr_AnnualReturn2009	35.90%
2010	rr_AnnualReturn2010	12.69%
2011	rr_AnnualReturn2011	(14.74%)
2012	rr_AnnualReturn2012	15.43%
1 Year	rr_AverageAnnualReturnYear01	15.43%
5 Years	rr_AverageAnnualReturnYear05	(3.22%)
10 Years	rr_AverageAnnualReturnYear10	9.87%
New Century International Portfolio | New Century International Portfolio Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	(3.34%)
10 Years	rr_AverageAnnualReturnYear10	9.61%
New Century International Portfolio | New Century International Portfolio Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	(2.73%)
10 Years	rr_AverageAnnualReturnYear10	8.81%
New Century Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Alternative Strategies Portfolio is to provide long-term capital appreciation,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with a secondary objective to earn income, while managing risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Portfolio Fees and Expenses.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate for this Portfolio was 32% of the average value of its Portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Alternative Strategies Portfolio seeks to achieve these objectives by investing primarily in shares of registered investment companies, including ETFs, and closed-end funds. The investment companies that the Alternative Strategies Portfolio will invest in are those that emphasize alternative strategies and which have low correlations to the securities in the S&P 500® Composite Index, such as funds that sell equity securities long and short, employ global macro investment strategies, employ asset allocation strategies, employ merger arbitrage and convertible arbitrage strategies, option-hedged and managed futures strategies, invest in distressed securities, invest in the natural resources sector and invest in real estate investment trusts (“REITs”).

In addition to employing alternative strategies such as those described above, the underlying funds invest in equities such as common stocks, preferred stocks, securities convertible into stocks (domestic and foreign) or underlying funds that short stocks; in fixed income securities such as fixed rate debt, variable rate debt or high-yield, lower rated debt instruments (domestic and foreign); in exchange traded notes; structured notes; or in a composite of the aforementioned securities. The Alternative Strategies Portfolio uses a flexible approach to selecting investments and is not limited by an underlying fund’s investment style (such as growth or value), its market capitalization range (such as small, middle or large capitalization companies) or any specific average weighted maturity range (such as short-term, intermediate-term or long-term fixed income securities).

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Portfolio invests may prove to be incorrect and there is no guarantee that underlying funds will perform as anticipated. The value of an underlying fund can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Investment Company, Closed-End Fund and ETF Risk. Investments by the Portfolio in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Portfolio. The Portfolios’ Management has no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to NAV, which may affect the Portfolio’s ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs, called Acquired Fund fees and expenses as shown in the Annual Fund Operating Expenses table.

Foreign Investing Risk. The Portfolio may utilize global macro investment strategies by investing in investment companies that invest primarily in foreign securities. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Emerging Market Securities Risk. The Portfolio may invest in investment companies that invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

Currency Risk. The Portfolio may invest in foreign securities or take a thematic approach that forecasts a change in the valuation of the U.S. Dollar and as a result would expose the Portfolio to currency risk which is also commonly referred to as exchange rate risk. Exchange rate risk arises when there is a change in the price of one currency in relation to another. For example, if the Japanese Yen appreciates relative to the U.S. Dollar, an investment denominated in the Yen will be impacted by both the return of the underlying investment as well as the Yen’s appreciation versus the U.S. Dollar.

Long/Short Selling Risk. The Portfolio may invest in underlying funds that take long and short positions in different securities, and may invest in such underlying funds as a part of its principal investment strategy. There are risks involved with selling securities short. The underlying fund may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover short positions. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The underlying fund may be required to pay a premium, dividend or interest.

Convertible Securities Risk. The Portfolio may invest in investment companies that invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Merger Arbitrage Risk. The Alternative Strategies Portfolio may invest in underlying funds that use a merger arbitrage investment strategy. The principal risk involved with merger arbitrage investments is the possibility that proposed reorganizations may be renegotiated or terminated, which could result in a loss.

Natural Resources Risk. The Portfolio may invest in investment companies that invest primarily in the natural resources sector, and may invest in such underlying funds as a part of its principal investment strategy. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For example, events in nature, such as earthquakes or fires in prime resource areas, and political events, such as coups or military confrontations, can affect the overall supply of a natural resource and thereby affect the value of companies involved in that natural resource.

Fixed Income Risk. The Portfolio invests in investment companies that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates; will be subject to credit risk if investing in distressed securities, such as high-yield or lower-rated securities. Certain debt securities may be subject to maturity risk. Fixed income securities subject the Portfolio to additional risks as noted below:

• Interest Rate Risk. Fixed income securities, such as debt securities, may not make regular interest payments, but instead are sold at a discount to the principal amount that is paid at maturity. Some securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. If interest rates increase, the value of the Portfolio’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases.

• Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to interest rate changes. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with a shorter average maturity.

• Credit / High-Yield Risk. The Portfolio is subject to credit risk. The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt. Distressed securities, such as high-yield, lower-rated debt securities (i.e. “junk bonds”) are considered to be more speculative than higher quality fixed income securities. Distressed securities are more susceptible to credit risk than investment-grade securities, which may be especially true during periods of economic uncertainty or during economic downturns.

• Distressed Companies Risk: The Portfolio may invest in investment companies concentrated in distressed companies. Distressed companies are those that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. The risk associated with investing in distressed companies is that a merger or other restructuring, or a tender or exchange offer, that was proposed or pending at the time the Fund invested in the distressed company may not be executed with the terms or within the time frame anticipated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Futures and Options Risk. The Portfolio may invest in investment companies invested in managed futures and options. An underlying fund may use derivatives such as options on stock or bond indices, financial and currency futures contracts and related options, and currency options. There is no guarantee such strategies will work. An underlying fund’s use of derivates may magnify losses on those investments, as well as risk to that fund that it would not have been subject to if it invested directly in securities, commodities or currencies underlying those derivatives. In addition, exposure to commodity markets may subject the fund to greater volatility than investments in traditional securities.

Real Estate Risk. REITs, although not direct investments in real estate, are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors including economic conditions, the demand for rental property and changes in interest rates. The Portfolio is currently authorized to invest up to 5% of its total assets directly in REITs.

May Lose Money	rr_RiskLoseMoney	The Portfolio may lose money if the issuer of a fixed income security or distressed security cannot meet its financial obligations or goes bankrupt.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio. The table shows how the performance of the Portfolio has varied from year to year as compared to broader indices measuring market performance. Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future. Updated performance information can be found on our Website at http://www.newcenturyportfolios.com or by calling us toll-free at (888) 639-0102.

The Hedge Fund Research, Inc. Fund of Funds Diversified Index (“HFRI”) shown below is an equally weighted performance index of hedge fund of funds which invest in a variety of strategies among multiple managers. The HFRI Index is a better comparison than the Blended Index since the Portfolio invests in multiple mutual funds, ETFs and structured notes within nine investment categories similar to those utilized in hedge funds.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Portfolio has performed in the past and provides some indication of the risks of investing in the Portfolio.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(888) 639-0102
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.newcenturyportfolios.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) may not indicate how well a Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns, years ended 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 11.34% (2Q ‘09) and the lowest return for a calendar quarter was -13.31% (4Q ‘08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.31%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Portfolio shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Century Alternative Strategies Portfolio | S&P 500 Composite Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
New Century Alternative Strategies Portfolio | Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
New Century Alternative Strategies Portfolio | Hedge Fund Research, Inc. Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.35%
5 Years	rr_AverageAnnualReturnYear05	(1.41%)
10 Years	rr_AverageAnnualReturnYear10	3.75%
New Century Alternative Strategies Portfolio | New Century Alternative Strategies Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCHPX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (Imposed only if redemption occurs within 30 days of initial purchase, applied as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	229
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	706
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,210
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,595
2003	rr_AnnualReturn2003	20.86%
2004	rr_AnnualReturn2004	9.05%
2005	rr_AnnualReturn2005	7.31%
2006	rr_AnnualReturn2006	12.06%
2007	rr_AnnualReturn2007	6.83%
2008	rr_AnnualReturn2008	(22.82%)
2009	rr_AnnualReturn2009	18.88%
2010	rr_AnnualReturn2010	8.08%
2011	rr_AnnualReturn2011	(3.88%)
2012	rr_AnnualReturn2012	8.03%
1 Year	rr_AverageAnnualReturnYear01	8.03%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	5.72%
New Century Alternative Strategies Portfolio | New Century Alternative Strategies Portfolio Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.91%
5 Years	rr_AverageAnnualReturnYear05	0.17%
10 Years	rr_AverageAnnualReturnYear10	5.03%
New Century Alternative Strategies Portfolio | New Century Alternative Strategies Portfolio Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	4.69%

[1]	Total annual fund operating expenses do not correlate with the ratio of expenses to average net assets in the Financial Highlights section of the Prospectus, which reflects the operating expenses of each Portfolio and does not include Acquired Fund Fees and Expenses.